Segment Information - Schedule of Depreciation and Amortization by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 29	$ 25	$ 85	$ 64	$ 90	$ 11	$ 15	$ 32	$ 29	$ 39	$ 11	$ 3	$ 33	$ 21	$ 34	$ 7	$ 7	$ 20	$ 14	$ 17	$ 7	$ 72	$ 74	$ 4	$ 41	$ 48	$ 2	$ 22	$ 19	$ 1	$ 9	$ 7